Share-based payments - Fair value of option grants relating to warrants (Details)	9 Months Ended
	May 31, 2024 USD ($) $ / shares $ / shares shares	May 31, 2024 $ / shares shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants | (per share)	$ 4.05		$ 1.05	$ (1.41)	$ 1.05	$ 1.44	$ 4.21	$ 5.44	$ 4.21	$ 5.37	$ 4.21	$ 5.35	$ 4.21	$ 5.64	$ 4.21	$ 5.67	$ 4.21	$ 5.63	$ 8.00	$ (10.30)	$ 12.50	$ (16.53)
November 23, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 16.53
Market price of warrant options	$ 13.03
Expected volatility (%)	100.00%
Risk-free interest rate (%)	0.40%
Expected life (years) | $	5
Number of warrants outstanding | shares	151,800	151,800
Weighted average remaining contractual life (years)	1 year 8 months 23 days
August 5, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 10.30
Market price of warrant options	$ 7.20
Expected volatility (%)	100.00%
Risk-free interest rate (%)	2.90%
Expected life (years) | $	3
Number of warrants outstanding | shares	50,000	50,000
Weighted average remaining contractual life (years)	1 year 5 months 4 days
December 21, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants		$ 1.41
Market price of warrant options	$ 1.83
Expected volatility (%)	76.00%
Risk-free interest rate (%)	4.00%
Expected life (years) | $	5
Number of warrants outstanding | shares	138,095	138,095
Weighted average remaining contractual life (years)	4 years 9 months 21 days